UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09877
CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2008

Item 1. Schedule of Investments.
CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Aerospace & Defense - 0.1%
BE Aerospace, Inc.*	1,545	$11,881
Hexcel Corp.*	1,448	10,701
Spirit AeroSystems Holdings, Inc.*	1,610	16,374

		38,956

Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	2,646	145,609
Expeditors International of Washington, Inc.	3,323	110,556
FedEx Corp.	4,597	294,898
United Parcel Service, Inc., Class B	10,781	594,680

		1,145,743

Airlines - 0.3%
Continental Airlines, Inc., Class B*	1,663	30,034
Delta Air Lines, Inc.*	9,835	112,709
Southwest Airlines Co.	11,444	98,647

		241,390

Auto Components - 0.3%
BorgWarner, Inc.	1,764	38,402
Gentex Corp.	2,177	19,223
Johnson Controls, Inc.	9,309	169,051
WABCO Holdings, Inc.	1,061	16,753

		243,429

Automobiles - 0.1%
Harley-Davidson, Inc.	3,625	61,516

Beverages - 1.8%
Hansen Natural Corp.*	1,142	38,291
PepsiCo, Inc.	24,749	1,355,503

		1,393,794

Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc.*	1,182	42,777
Amgen, Inc.*	16,726	965,927

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Amylin Pharmaceuticals, Inc.*	2,083	22,601
Biogen Idec, Inc.*	4,637	220,860
Cepheid, Inc.*	851	8,833
Facet Biotech Corp.*	359	3,443
Genzyme Corp.*	4,219	280,015
Gilead Sciences, Inc.*	14,394	736,109
Myriad Genetics, Inc.*	725	48,039
Onyx Pharmaceuticals, Inc.*	844	28,831
OSI Pharmaceuticals, Inc.*	869	33,934
PDL BioPharma, Inc.	1,797	11,105
United Therapeutics Corp.*	346	21,642
Vertex Pharmaceuticals, Inc.*	2,346	71,271

		2,495,387

Building Products - 0.2%
Lennox International, Inc.	814	26,284
Masco Corp.	5,765	64,164
Owens Corning, Inc.*	1,468	25,396
USG Corp.*	1,113	8,949

		124,793

Capital Markets - 3.1%
Affiliated Managers Group, Inc.*	617	25,865
Bank of New York Mellon Corp.	18,001	509,968
Charles Schwab Corp.	14,885	240,690
E*Trade Financial Corp.*	6,888	7,921
Eaton Vance Corp.	1,752	36,810
Federated Investors, Inc., Class B	1,457	24,711
Franklin Resources, Inc.	2,507	159,896
Goldman Sachs Group, Inc.	6,334	534,526
Investment Technology Group, Inc.*	677	15,381
Janus Capital Group, Inc.	2,429	19,505
Jefferies Group, Inc.	1,839	25,856
Lazard Ltd.	1,185	35,242
Legg Mason, Inc.	2,106	46,142
Northern Trust Corp.	3,526	183,846
SEI Investments Co.	2,188	34,373
State Street Corp.	6,825	268,427
T. Rowe Price Group, Inc.	4,049	143,497
TD Ameritrade Holding Corp.*	3,671	52,312
Waddell & Reed Financial, Inc.	1,310	20,253

		2,385,221

Chemicals - 1.0%
Air Products & Chemicals, Inc.	3,120	156,842
Airgas, Inc.	1,086	42,343

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Ecolab, Inc.	2,746	96,522
International Flavors & Fragrances, Inc.	1,194	35,486
Lubrizol Corp.	1,042	37,918
Nalco Holding Co.	2,147	24,776
Praxair, Inc.	4,875	289,380
Sensient Technologies Corp.	714	17,050
Sigma-Aldrich Corp.	1,706	72,061

		772,378

Commercial Banks - 5.4%
Associated Banc-Corp.	1,811	37,904
BancorpSouth, Inc.	1,173	27,401
Bank of Hawaii Corp.	738	33,335
BB&T Corp.	8,716	239,341
City National Corp.	617	30,048
Comerica, Inc.	2,295	45,556
Commerce Bancshares, Inc.	967	42,500
Cullen/Frost Bankers, Inc.	886	44,902
Fifth Third Bancorp	8,352	68,988
First Horizon National Corp.	3,123	33,014
FirstMerit Corp.	1,136	23,390
Fulton Financial Corp.	2,635	25,349
Huntington Bancshares, Inc.	5,572	42,682
KeyCorp	7,820	66,626
M&T Bank Corp.	1,242	71,303
Marshall & Ilsley Corp.	3,691	50,345
National City Corp.	10,019	18,134
PNC Financial Services Group, Inc.	5,467	267,883
Popular, Inc.	3,877	20,005
Regions Financial Corp.	10,837	86,263
SunTrust Banks, Inc.*	5,589	165,099
SVB Financial Group*	508	13,325
Synovus Financial Corp.	4,302	35,707
TCF Financial Corp.	1,882	25,708
US Bancorp	27,293	682,598
Valley National Bancorp	2,103	42,586
Wachovia Corp.	34,142	189,147
Wells Fargo & Co.	55,340	1,631,423
Westamerica Bancorporation	441	22,557
Whitney Holding Corp.	975	15,590
Wilmington Trust Corp.	1,023	22,752
Zions Bancorp	1,797	44,044

		4,165,505

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	1,431	46,837
Brink’s Co.	621	16,692
Covanta Holding Corp.*	1,904	41,812
Herman Miller, Inc.	739	9,629
Iron Mountain, Inc.*	2,879	71,198
Pitney Bowes, Inc.	3,281	83,600
RR Donnelley & Sons Co.	3,192	43,347

		313,115

Communications Equipment - 4.2%
ADC Telecommunications, Inc.*	1,766	9,660
Adtran, Inc.	975	14,508
Ciena Corp.*	1,357	9,092
Cisco Systems, Inc.*	93,080	1,517,204
CommScope, Inc.*	1,061	16,488
Corning, Inc.	24,730	235,677
EchoStar Corp.*	632	9,398
F5 Networks, Inc.*	1,219	27,866
Harris Corp.	2,100	79,905
InterDigital, Inc.*	683	18,782
JDS Uniphase Corp.*	3,259	11,895
Juniper Networks, Inc.*	8,231	144,125
Motorola, Inc.	32,902	145,756
Polycom, Inc.*	1,330	17,968
QUALCOMM, Inc.	25,942	929,502
Sonus Networks, Inc.*	3,003	4,745
Tellabs, Inc.*	5,482	22,586

		3,215,157

Computers & Peripherals - 7.0%
Apple, Inc.*	14,053	1,199,424
Dell, Inc.*	27,282	279,368
Diebold, Inc.	997	28,006
EMC Corp.*	32,263	337,794
Hewlett-Packard Co.	38,974	1,414,366
International Business Machines Corp.	21,419	1,802,623
Lexmark International, Inc.*	1,222	32,872
NCR Corp.*	2,487	35,166
NetApp, Inc.*	5,167	72,183
QLogic Corp.*	1,975	26,544
SanDisk Corp.*	3,409	32,726
Seagate Technology LLC	7,368	32,640
Sun Microsystems, Inc.*	11,447	43,728
Teradata Corp.*	2,744	40,694
Western Digital Corp.*	3,355	38,415

		5,416,549

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Construction & Engineering - 0.1%
AECOM Technology Corp.*	1,148	35,278
EMCOR Group, Inc.*	993	22,273
Quanta Services, Inc.*	3,064	60,667

		118,218

Construction Materials - 0.0%
Eagle Materials, Inc.	678	12,482

Consumer Finance - 0.8%
American Express Co.	16,198	300,473
Capital One Financial Corp.	6,191	197,431
Discover Financial Services	7,452	71,018
SLM Corp.*	7,379	65,673

		634,595

Containers & Packaging - 0.3%
AptarGroup, Inc.	973	34,288
Bemis Co., Inc.	1,528	36,183
Owens-Illinois, Inc.*	2,635	72,015
Sealed Air Corp.	2,403	35,901
Sonoco Products Co.	1,511	34,995

		213,382

Distributors - 0.1%
Genuine Parts Co.	2,520	95,407

Diversified Consumer Services - 0.3%
DeVry, Inc.	979	56,204
ITT Educational Services, Inc.*	613	58,223
Matthews International Corp.	469	17,203
Regis Corp.	525	7,628
Sotheby’s	1,050	9,335
Strayer Education, Inc.	216	46,313
Weight Watchers International, Inc.	548	16,122

		211,028

Diversified Financial Services - 4.6%
Bank of America Corp.	79,235	1,115,629
CIT Group, Inc.	5,598	25,415
CME Group, Inc.	1,058	220,180
IntercontinentalExchange, Inc.*	1,126	92,827
JPMorgan Chase & Co.	59,006	1,860,459
Moody’s Corp.	2,990	60,069
NASDAQ OMX Group, Inc.*	2,478	61,231
NYSE Euronext	3,499	95,803

		3,531,613

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Diversified Telecommunication Services - 3.8%
AT&T, Inc.	93,923	2,676,806
CenturyTel, Inc.	1,556	42,525
Embarq Corp.	2,252	80,982
Frontier Communications Corp.	4,803	41,978
tw telecom, Inc.*	2,220	18,803
Windstream Corp.	6,949	63,931

		2,925,025

Electric Utilities - 0.1%
Cleco Corp.	907	20,707
Hawaiian Electric Industries, Inc.	1,405	31,107
ITC Holdings Corp.	750	32,760
Portland General Electric Co.	981	19,100

		103,674

Electrical Equipment - 1.2%
Acuity Brands, Inc.	612	21,365
AMETEK, Inc.	1,611	48,668
Baldor Electric Co.	656	11,710
Belden, Inc.	664	13,864
Brady Corp.	763	18,274
Cooper Industries Ltd.	2,746	80,266
Emerson Electric Co.	12,343	451,877
Energy Conversion Devices, Inc.*	684	17,244
First Solar, Inc.*	707	97,538
General Cable Technologies Corp.*	796	14,081
GrafTech International Ltd.*	1,800	14,976
Hubbell, Inc., Class B	741	24,216
Regal-Beloit Corp.	481	18,273
Roper Industries, Inc.	1,413	61,338
SunPower Corp.*	682	25,234
Thomas & Betts Corp.*	890	21,378
Woodward Governor Co.	892	20,534

		960,836

Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc.*	5,474	85,559
Amphenol Corp.	2,767	66,353
Anixter International, Inc.*	477	14,367
Arrow Electronics, Inc.*	1,818	34,251
Avnet, Inc.*	2,272	41,373
Dolby Laboratories, Inc.*	785	25,717
Flextronics International Ltd.*	12,715	32,550

EQUITY SECURITIES - 96.2%	SHARES	VALUE

FLIR Systems, Inc.*	2,200	67,496
Ingram Micro, Inc.*	2,180	29,190
Itron, Inc.*	516	32,890
Jabil Circuit, Inc.	2,785	18,799
Mettler-Toledo International, Inc.*	519	34,981
Molex, Inc.	1,117	16,185
National Instruments Corp.	889	21,656
Tech Data Corp.*	796	14,201
Trimble Navigation Ltd.*	1,826	39,460
Tyco Electronics Ltd.	7,180	116,388

		691,416

Energy Equipment & Services - 0.6%
Cameron International Corp.*	3,438	70,479
Core Laboratories NV	349	20,891
Dril-Quip, Inc.*	462	9,476
Exterran Holdings, Inc.*	1,002	21,343
FMC Technologies, Inc.*	1,946	46,373
Global Industries Ltd.*	1,010	3,525
Helix Energy Solutions Group, Inc.*	1,300	9,412
Hercules Offshore, Inc.*	997	4,736
IHS, Inc.*	690	25,820
Key Energy Services, Inc.*	1,899	8,375
Noble Corp.	4,082	90,171
SEACOR Holdings, Inc.*	314	20,928
Smith International, Inc.	3,412	78,101
Superior Energy Services, Inc.*	1,226	19,530
Tidewater, Inc.	783	31,531
Unit Corp.*	716	19,132

		479,823

Food & Staples Retailing - 2.2%
BJ’s Wholesale Club, Inc.*	908	31,108
Costco Wholesale Corp.	6,824	358,260
CVS Caremark Corp.	22,637	650,587
Ruddick Corp.	657	18,166
SUPERVALU, Inc.	3,235	47,231
SYSCO Corp.	9,495	217,815
Walgreen Co.	15,672	386,628
Whole Foods Market, Inc.	2,113	19,947

		1,729,742

Food Products - 1.4%
Campbell Soup Co.	3,500	105,035
Corn Products International, Inc.	1,125	32,456
Del Monte Foods Co.	3,001	21,427

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Flowers Foods, Inc.	1,282	31,230
General Mills, Inc.	5,018	304,844
H.J. Heinz Co.	4,956	186,346
Hershey Co.	2,420	84,071
J.M. Smucker Co.	1,839	79,739
Kellogg Co.	3,768	165,227
McCormick & Co., Inc.	1,692	53,907

		1,064,282

Gas Utilities - 0.5%
AGL Resources, Inc.	1,162	36,429
Atmos Energy Corp.	1,371	32,493
Energen Corp.	990	29,037
Equitable Resources, Inc.	2,051	68,811
Nicor, Inc.	682	23,693
Oneok, Inc.	1,475	42,952
Piedmont Natural Gas Co., Inc.	1,047	33,158
Questar Corp.	2,684	87,740
WGL Holdings, Inc.	772	25,237

		379,550

Health Care Equipment & Supplies - 2.4%
Advanced Medical Optics, Inc.*	685	4,528
Beckman Coulter, Inc.	952	41,831
Becton Dickinson & Co.	3,636	248,666
Cooper Co’s, Inc.	706	11,578
DENTSPLY International, Inc.	2,203	62,213
Edwards Lifesciences Corp.*	888	48,796
Gen-Probe, Inc.*	817	35,000
Haemonetics Corp.*	386	21,809
Hologic, Inc.*	3,881	50,725
Hospira, Inc.*	2,515	67,452
IDEXX Laboratories, Inc.*	903	32,580
Immucor, Inc.*	1,063	28,255
Intuitive Surgical, Inc.*	609	77,337
Inverness Medical Innovations, Inc.*	1,171	22,144
Kinetic Concepts, Inc.*	817	15,670
Medtronic, Inc.	17,754	557,831
NuVasive, Inc.*	539	18,676
ResMed, Inc.*	1,175	44,039
St. Jude Medical, Inc.*	5,441	179,335
Stryker Corp.	4,897	195,635
Teleflex, Inc.	603	30,210
Varian Medical Systems, Inc.*	1,991	69,765

		1,864,075

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	2,470	88,080
Cardinal Health, Inc.	5,637	194,307
Cigna Corp.	4,178	70,399
Coventry Health Care, Inc.*	2,251	33,495
DaVita, Inc.*	1,627	80,650
Express Scripts, Inc.*	3,295	181,159
Health Management Associates, Inc.*	3,809	6,818
Health Net, Inc.*	1,631	17,762
Healthways, Inc.*	399	4,581
Henry Schein, Inc.*	1,369	50,229
Laboratory Corp. of America Holdings*	1,679	108,144
LifePoint Hospitals, Inc.*	816	18,637
Lincare Holdings, Inc.*	1,112	29,946
Magellan Health Services, Inc.*	583	22,830
McKesson Corp.	4,383	169,754
Omnicare, Inc.	1,622	45,027
Owens & Minor, Inc.	622	23,418
Patterson Co’s, Inc.*	1,560	29,250
Psychiatric Solutions, Inc.*	794	22,113
Quest Diagnostics, Inc.	2,344	121,677
Universal Health Services, Inc., Class B	717	26,938
VCA Antech, Inc.*	1,265	25,148
WellCare Health Plans, Inc.*	503	6,469

		1,376,831

Health Care Technology - 0.1%
Cerner Corp.*	994	38,219
HLTH Corp.*	69	722
IMS Health, Inc.	2,756	41,781

		80,722

Hotels, Restaurants & Leisure - 0.2%
Brinker International, Inc.	1,577	16,622
Chipotle Mexican Grill, Inc.*	219	13,574
Starbucks Corp.*	11,388	107,730
Vail Resorts, Inc.*	452	12,023

		149,949

Household Durables - 0.4%
Black & Decker Corp.	911	38,089
D.R. Horton, Inc.	4,154	29,369
Garmin Ltd.	1,866	35,771
Harman International Industries, Inc.	907	15,174
KB Home	1,210	16,480
Mohawk Industries, Inc.*	860	36,954

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Pulte Homes, Inc.	3,172	34,670
Snap-on, Inc.	873	34,379
Stanley Works	1,190	40,579
Tupperware Brands Corp.	936	21,247
Whirlpool Corp.	1,131	46,767

		349,479

Household Products - 5.2%
Church & Dwight Co., Inc.	1,091	61,227
Clorox Co.	2,157	119,843
Colgate-Palmolive Co.	8,038	550,925
Kimberly-Clark Corp.	6,564	346,185
Procter & Gamble Co.	46,815	2,894,103

		3,972,283

Industrial Conglomerates - 0.8%
3M Co.	10,133	583,053
Carlisle Co’s, Inc.	927	19,189

		602,242

Insurance - 4.6%
ACE Ltd.	5,263	278,518
Aflac, Inc.	7,369	337,795
Alleghany Corp.*	93	26,226
Allied World Assurance Co. Holdings Ltd.	526	21,356
American Financial Group, Inc.	1,287	29,447
American National Insurance Co.	239	17,621
AON Corp.	3,722	170,021
Arch Capital Group Ltd.*	786	55,099
Arthur J. Gallagher & Co.	1,481	38,373
Aspen Insurance Holdings Ltd.	1,060	25,705
AXIS Capital Holdings Ltd.	2,239	65,200
Brown & Brown, Inc.	1,767	36,930
Chubb Corp.	5,623	286,773
Cincinnati Financial Corp.	2,401	69,797
Conseco, Inc.*	2,880	14,918
Endurance Specialty Holdings Ltd.	804	24,546
Erie Indemnity Co.	499	18,777
Everest Re Group Ltd.	922	70,201
Fidelity National Financial, Inc.	3,343	59,338
First American Corp.	1,244	35,939
Genworth Financial, Inc.	6,577	18,613
Hanover Insurance Group, Inc.	783	33,646
Hartford Financial Services Group, Inc.	4,697	77,125
HCC Insurance Holdings, Inc.	1,746	46,706
IPC Holdings Ltd.	698	20,870

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Lincoln National Corp.	4,100	77,244
Markel Corp.*	151	45,149
MBIA, Inc.	3,626	14,758
Montpelier Re Holdings Ltd.	1,325	22,247
Nationwide Financial Services	701	36,599
PartnerRe Ltd.	858	61,150
Platinum Underwriters Holdings Ltd.	754	27,204
Principal Financial Group, Inc.	3,798	85,721
ProAssurance Corp.*	489	25,809
Progressive Corp.	9,889	146,456
Protective Life Corp.	1,085	15,570
Prudential Financial, Inc.	6,718	203,287
RenaissanceRe Holdings Ltd.	931	48,002
StanCorp Financial Group, Inc.	745	31,119
Torchmark Corp.	1,326	59,272
Transatlantic Holdings, Inc.	396	15,864
Travelers Co.’s, Inc.	9,240	417,648
Unitrin, Inc.	687	10,951
Unum Group	5,265	97,929
White Mountains Insurance Group Ltd.*	119	31,786
Willis Group Holdings Ltd.	2,605	64,812
WR Berkley Corp.	2,177	67,487
XL Capital Ltd.	4,744	17,553

		3,503,157

Internet & Catalog Retail - 0.5%
Amazon.com, Inc.*	4,877	250,093
Expedia, Inc.*	3,255	26,821
Liberty Media Corp. — Interactive*	8,579	26,766
NetFlix, Inc.*	698	20,863
priceline.com, Inc.*	632	46,547

		371,090

Internet Software & Services - 2.3%
Akamai Technologies, Inc.*	2,567	38,736
Digital River, Inc.*	578	14,334
eBay, Inc.*	17,349	242,192
Equinix, Inc.*	488	25,957
Google, Inc.*	3,765	1,158,302
ValueClick, Inc.*	1,152	7,880
Yahoo!, Inc.*	20,398	248,856

		1,736,257

EQUITY SECURITIES - 96.2%	SHARES	VALUE

IT Services - 1.7%
Alliance Data Systems Corp.*	1,022	47,554
Automatic Data Processing, Inc.	8,056	316,923
Broadridge Financial Solutions, Inc.	2,099	26,321
Cognizant Technology Solutions Corp.*	4,545	82,083
Convergys Corp.*	1,575	10,096
DST Systems, Inc.*	584	22,180
Fidelity National Information Services, Inc.	2,884	46,923
Fiserv, Inc.*	2,508	91,216
Global Payments, Inc.	1,213	39,774
Hewitt Associates, Inc.*	1,349	38,285
Lender Processing Services, Inc.	1,441	42,437
MasterCard, Inc.	1,274	182,093
Metavante Technologies, Inc.*	1,347	21,700
NeuStar, Inc.*	1,176	22,497
Paychex, Inc.	5,052	132,767
Total System Services, Inc.	3,023	42,322
Unisys Corp.*	3,917	3,329
Western Union Co.	11,312	162,214

		1,330,714

Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	4,357	28,669
Mattel, Inc.	5,634	90,144
Polaris Industries, Inc.	506	14,497

		133,310

Life Sciences — Tools & Services - 0.7%
Bio-Rad Laboratories, Inc.*	293	22,066
Illumina, Inc.*	1,929	50,250
Life Technologies Corp.*	2,687	62,634
Millipore Corp.*	829	42,710
Pharmaceutical Product Development, Inc.*	1,602	46,474
Techne Corp.	587	37,873
Thermo Fisher Scientific, Inc.*	6,640	226,225
Varian, Inc.*	444	14,878
Waters Corp.*	1,578	57,834

		560,944

Machinery - 2.2%
Actuant Corp.	836	15,901
AGCO Corp.*	1,390	32,790
Bucyrus International, Inc.	1,138	21,076
CLARCOR, Inc.	774	25,681
Cummins, Inc.	2,889	77,223
Danaher Corp.	3,898	220,666
Deere & Co.	6,813	261,074
Donaldson Co., Inc.	1,043	35,097
Dover Corp.	2,879	94,777

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Flowserve Corp.	876	45,114
Gardner Denver, Inc.*	809	18,882
Graco, Inc.	904	21,452
Harsco Corp.	1,277	35,347
IDEX Corp.	1,240	29,946
Illinois Tool Works, Inc.	6,941	243,282
Lincoln Electric Holdings, Inc.	616	31,373
Nordson Corp.	462	14,918
PACCAR, Inc.	5,445	155,727
Pall Corp.	1,822	51,799
Parker Hannifin Corp.	2,557	108,775
Pentair, Inc.	1,516	35,884
SPX Corp.	823	33,373
Terex Corp.*	1,477	25,582
Toro Co.	564	18,612
Valmont Industries, Inc.	293	17,978

		1,672,329

Marine - 0.1%
Alexander & Baldwin, Inc.	622	15,587
Genco Shipping & Trading Ltd.	492	7,282
Kirby Corp.*	816	22,326

		45,195

Media - 2.2%
CBS Corp., Class B	9,237	75,651
DIRECTV Group, Inc.*	8,647	198,103
Discovery Communications, Inc.*	2,037	28,844
DISH Network Corp.*	3,194	35,421
DreamWorks Animation SKG, Inc.*	907	22,911
Gannett Co., Inc.	3,493	27,944
John Wiley & Sons, Inc.	750	26,685
Lamar Advertising Co.*	976	12,259
Liberty Global, Inc.*	2,270	36,138
Liberty Media Corp. — Capital, Series A*	1,486	6,999
Liberty Media Corp — Entertainment*	7,679	134,229
McGraw-Hill Co.’s, Inc.	4,999	115,927
New York Times Co.	1,634	11,977
Omnicom Group, Inc.	4,874	131,208
Scripps Networks Interactive, Inc.	1,439	31,658
Time Warner, Inc.	56,571	569,104
Viacom, Inc., Class B*	8,909	169,806
Virgin Media, Inc.	4,444	22,176
Washington Post Co., Class B	91	35,513

		1,692,553

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Metals & Mining - 0.1%
Compass Minerals International, Inc.	492	28,861
Reliance Steel & Aluminum Co.	964	19,222
Schnitzer Steel Industries, Inc.	337	12,688

		60,771

Multiline Retail - 0.9%
Big Lots, Inc.*	1,237	17,924
Dollar Tree, Inc.*	1,422	59,440
Family Dollar Stores, Inc.	2,014	52,505
Kohl’s Corp.*	4,539	164,312
Nordstrom, Inc.	2,625	34,939
Saks, Inc.*	1,956	8,567
Target Corp.	10,809	373,235

		710,922

Multi-Utilities - 0.5%
Consolidated Edison, Inc.	4,325	168,372
Integrys Energy Group, Inc.	1,161	49,900
MDU Resources Group, Inc.	2,659	57,381
NiSource, Inc.	4,164	45,679
OGE Energy Corp.	1,392	35,886
Puget Energy, Inc.	1,781	48,568

		405,786

Office Electronics - 0.2%
Xerox Corp.	13,599	108,384
Zebra Technologies Corp.*	979	19,835

		128,219

Oil, Gas & Consumable Fuels - 1.9%
Bill Barrett Corp.*	510	10,776
Chesapeake Energy Corp.	9,500	153,615
Cimarex Energy Co.	1,256	33,636
Comstock Resources, Inc.*	692	32,697
Crosstex Energy, Inc.	521	2,032
Denbury Resources, Inc.*	3,713	40,546
Encore Acquisition Co.*	756	19,293
EOG Resources, Inc.	3,905	259,995
EXCO Resources, Inc.*	2,664	24,136
Mariner Energy, Inc.*	1,230	12,546
Overseas Shipholding Group, Inc.	366	15,412
Pioneer Natural Resources Co.	1,816	29,383
Plains Exploration & Production Co.*	1,634	37,974
Quicksilver Resources, Inc.*	1,799	10,020
Range Resources Corp.	2,439	83,877

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Southern Union Co.	1,626	21,203
Southwestern Energy Co.*	5,405	156,583
Spectra Energy Corp.	9,720	152,993
St. Mary Land & Exploration Co.	966	19,619
Swift Energy Co.*	481	8,086
Teekay Corp.	658	12,930
Whiting Petroleum Corp.*	645	21,582
XTO Energy, Inc.	9,119	321,627

		1,480,561

Paper & Forest Products - 0.2%
Domtar Corp.*	7,463	12,463
MeadWestvaco Corp.	2,453	27,449
Weyerhaeuser Co.	3,267	100,003

		139,915

Personal Products - 0.3%
Alberto-Culver Co.	1,378	33,775
Avon Products, Inc.	6,746	162,106
Estee Lauder Co.’s, Inc.	1,716	53,127
NBTY, Inc.*	872	13,647

		262,655

Pharmaceuticals - 7.4%
Allergan, Inc.	4,861	195,996
Bristol-Myers Squibb Co.	31,111	723,331
Endo Pharmaceuticals Holdings, Inc.*	1,866	48,292
Forest Laboratories, Inc.*	4,753	121,059
Johnson & Johnson	44,179	2,643,230
Medicis Pharmaceutical Corp.	849	11,801
Perrigo Co.	1,319	42,617
Pfizer, Inc.	106,571	1,887,372

		5,673,698

Professional Services - 0.3%
Corporate Executive Board Co.	531	11,714
Dun & Bradstreet Corp.	860	66,392
FTI Consulting, Inc.*	762	34,046
Manpower, Inc.	1,211	41,162
Monster Worldwide, Inc.*	1,817	21,968
Robert Half International, Inc.	2,370	49,343
Watson Wyatt Worldwide, Inc.	644	30,796

		255,421

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	3,091	23,893
CB Richard Ellis Group, Inc.*	3,462	14,956
Forest City Enterprises, Inc.	895	5,997
Jones Lang LaSalle, Inc.	537	14,875
St. Joe Co.*	1,394	33,902

		93,623

Road & Rail - 0.1%
Con-way, Inc.	694	18,460
Hertz Global Holdings, Inc.*	2,025	10,267
Kansas City Southern*	1,386	26,403
Ryder System, Inc.	858	33,273

		88,403

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc.*	8,432	18,213
Altera Corp.	4,739	79,189
Analog Devices, Inc.	4,523	86,027
Applied Materials, Inc.	21,210	214,857
Atheros Communications, Inc.*	890	12,736
Atmel Corp.*	6,827	21,369
Cypress Semiconductor Corp.*	1,843	8,238
Fairchild Semiconductor International, Inc.*	1,934	9,457
Integrated Device Technology, Inc.*	2,670	14,979
Intel Corp.	87,931	1,289,068
Intersil Corp.	1,864	17,130
KLA-Tencor Corp.	2,633	57,373
Lam Research Corp.*	1,900	40,432
Linear Technology Corp.	3,259	72,089
LSI Corp.*	9,691	31,883
Marvell Technology Group Ltd.*	7,508	50,078
MEMC Electronic Materials, Inc.*	3,434	49,038
Microchip Technology, Inc.	2,799	54,664
Micron Technology, Inc.*	11,468	30,276
National Semiconductor Corp.	3,487	35,114
Novellus Systems, Inc.*	1,514	18,683
NVIDIA Corp.*	8,783	70,879
ON Semiconductor Corp.*	6,187	21,036
PMC — Sierra, Inc.*	3,299	16,033
Silicon Laboratories, Inc.*	721	17,866
Skyworks Solutions, Inc.*	2,441	13,523
Teradyne, Inc.*	2,632	11,107
Texas Instruments, Inc.	20,495	318,082
Varian Semiconductor Equipment Associates, Inc.*	1,104	20,004
Xilinx, Inc.	4,370	77,873

		2,777,296

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Software - 4.9%
Adobe Systems, Inc.*	8,407	178,985
Amdocs Ltd.*	3,034	55,492
ANSYS, Inc.*	1,346	37,540
Autodesk, Inc.*	3,532	69,404
BMC Software, Inc.*	2,920	78,577
Cadence Design Systems, Inc.*	3,883	14,212
Check Point Software Technologies Ltd.*	2,709	51,444
Citrix Systems, Inc.*	2,929	69,037
Compuware Corp.*	3,891	26,264
Electronic Arts, Inc.*	4,964	79,623
FactSet Research Systems, Inc.	667	29,508
Informatica Corp.*	1,392	19,112
Intuit, Inc.*	4,590	109,196
Jack Henry & Associates, Inc.	1,330	25,815
MICROS Systems, Inc.*	1,250	20,400
Microsoft Corp.	125,079	2,431,536
Novell, Inc.*	5,310	20,656
Nuance Communications, Inc.*	2,942	30,479
Parametric Technology Corp.*	1,763	22,302
Red Hat, Inc.*	2,898	38,312
Salesforce.com, Inc.*	1,533	49,071
Sybase, Inc.*	1,281	31,730
Symantec Corp.*	13,216	178,680
Synopsys, Inc.*	2,278	42,189
TIBCO Software, Inc.*	2,758	14,314
VMware, Inc.*	663	15,706

		3,739,584

Specialty Retail - 3.0%
Advance Auto Parts, Inc.	1,436	48,321
American Eagle Outfitters, Inc.	2,677	25,057
AnnTaylor Stores Corp.*	743	4,287
Bed Bath & Beyond, Inc.*	4,084	103,815
Best Buy Co., Inc.	5,232	147,072
Carmax, Inc.*	3,105	24,467
GameStop Corp.*	2,412	52,244
Gap, Inc.	8,199	109,785
Home Depot, Inc.	26,851	618,110
J Crew Group, Inc.*	705	8,601
Limited Brands, Inc.	4,421	44,387
Lowe’s Co.’s, Inc.	23,122	497,585
Office Depot, Inc.*	4,252	12,671
OfficeMax, Inc.	1,200	9,168
O’Reilly Automotive, Inc.*	2,115	65,015
PetSmart, Inc.	1,935	35,701
RadioShack Corp.	1,992	23,784

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Ross Stores, Inc.	2,026	60,233
Staples, Inc.	11,178	200,310
Tiffany & Co.	1,930	45,606
TJX Co.’s, Inc.	6,539	134,507
Williams-Sonoma, Inc.	1,484	11,664

		2,282,390

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp.*	195	15,575
Fossil, Inc.*	774	12,926
Jones Apparel Group, Inc.	1,018	5,965
Liz Claiborne, Inc.	1,200	3,120
Nike, Inc., Class B	4,270	217,770
Phillips-Van Heusen Corp.	800	16,104

		271,460

Thrifts & Mortgage Finance - 0.4%
Astoria Financial Corp.	1,326	21,852
First Niagara Financial Group, Inc.	1,848	29,882
Hudson City Bancorp, Inc.	7,513	119,907
MGIC Investment Corp.	1,422	4,949
New York Community Bancorp, Inc.	5,366	64,177
People’s United Financial, Inc.	2,604	46,429
Sovereign Bancorp, Inc.	8,499	25,327
Washington Federal, Inc.	1,316	19,687

		332,210

Trading Companies & Distributors - 0.3%
Fastenal Co.	2,199	76,635
MSC Industrial Direct Co.	681	25,081
United Rentals, Inc.*	870	7,934
W.W. Grainger, Inc.	1,020	80,417
WESCO International, Inc.*	656	12,615

		202,682

Water Utilities - 0.1%
Aqua America, Inc.	2,031	41,818

Wireless Telecommunication Services - 0.6%
American Tower Corp.*	6,261	183,573
Crown Castle International Corp.*	3,846	67,613
Leap Wireless International, Inc.*	782	21,028
MetroPCS Communications, Inc.*	3,833	56,920
NII Holdings, Inc.*	2,519	45,795
SBA Communications Corp.*	1,817	29,653
Telephone & Data Systems, Inc.	798	25,337

		429,919

Total Equity Securities (Cost $97,342,641)		73,982,469

	PRINCIPAL
U.S. Treasury - 0.8%	AMOUNT

United States Treasury Bills, 1/22/09 (l)	$650,000	649,653

Total U.S. Treasury (Cost $649,653)		649,653

TOTAL INVESTMENTS (Cost $97,992,294) - 97.0%		74,632,122
Other assets and liabilities, net - 3.0%		2,282,651

NET ASSETS - 100%		$76,914,773

			Underlying	Unrealized
		Expiration	Face Amount	Appreciation
Futures	# of Contracts	Date	at Value	(Depreciation)

Purchased:
NASDAQ 100 E-mini Index^	23	3/09	$557,750	$(2,984)
S&P 500 E-mini Index^	46	3/09	2,070,230	21,683

Total Purchased				$18,699

*	Non-income producing security.

(l)	Collateral for futures contracts.

^	Futures collateralized by 650,000 units of U.S. Treasury Bills.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.

Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2008 there were no securities fair valued under the direction of the Board of Directors.
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$73,982,469	$18,699
Level 2 - Other Significant Observable Inputs	649,653	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$74,632,122	$18,699

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
NOTE B — TAX INFORMATION
The cost of investments owned at December 31, 2008 for federal income tax purposes was $102,572,642. Net unrealized depreciation aggregated $27,940,520 of which $1,608,522 related to appreciated securities and $29,549,042 related to depreciated securities.
Net realized capital loss carryforwards for federal income tax purposes of $1,123,572, $900,355, and $534,245 at September 30, 2008 may be utilized to offset future capital gains until expiration in September 2011, September 2012, and September 2014 respectively.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
          Filed herewith.
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer
Date: February 26, 2009
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby D. Wayne Silby — President
Date: February 26, 2009

/s/ Barbara J. Krumsiek Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer
Date: February 26, 2009

/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: February 26, 2009